Cash and cash equivalents - Additional information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Maximum
Cash and cash equivalents
Original maturity of government bonds included in other cash equivalents	90 days
Time deposits
Cash and cash equivalents
Average maturity	7 days	35 days
Time deposits | TRY
Cash and cash equivalents
Effective interest rate	39.70%	47.40%
Time deposits | USD
Cash and cash equivalents
Effective interest rate	3.50%	2.70%
Time deposits | EUR
Cash and cash equivalents
Effective interest rate	1.60%	2.70%
Receivables from reverse repo | USD
Cash and cash equivalents
Effective interest rate		4.00%